Debt - Schedule of Maturity Analysis of the Long-Term Debt (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Analysis of the Long-Term Debt [Abstract]
2025	$ 299,253	$ 291,036
2026	136,062	299,254
2027	57,538	135,976
2028		61,392
Total debt	642,845	787,659
Less current portion	305,362	291,036
Long-term debt	$ 337,483	$ 496,623	$ 825,764